CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 139,170	$ 77,275
Accounts receivable, net	7,145	9,225
Inventories	8,494	8,884
Prepaid expenses	1,458	1,214
Due from related parties	20,512	17,970
Other current assets	13,607	5,182
Total current assets	190,386	119,750
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $840,429 (2018: $743,924)	2,389,874	2,480,329
Deferred charges, net	11,455	13,031
Investments in affiliates	8,965	7,363
Other non-current assets	82,339	59,369
Total non-current assets	2,492,633	2,560,092
Total assets	2,683,019	2,679,842
CURRENT LIABILITIES
Accounts payable	11,168	10,477
Accrued liabilities	8,527	11,770
Current portion of long-term debt, net	119,673	113,777
Current portion of long-term leaseback obligation, net	16,342
Accumulated accrued interest, current portion	34,137	35,782
Unearned revenue	17,960	19,753
Other current liabilities	15,273	31,142
Total current liabilities	223,080	222,701
LONG-TERM LIABILITIES
Long-term debt, net	1,270,663	1,508,108
Long-term leaseback obligation, net of current portion	121,872
Accumulated accrued interest, net of current portion	156,583	200,574
Unearned revenue, net of current portion	28,528	41,730
Other long-term liabilities	603	15,876
Total long-term liabilities	1,578,249	1,766,288
Total liabilities	1,801,329	1,988,989
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2019 and December 31, 2018)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2019 and December 31, 2018. 24,789,312 and 15,237,456 shares issued and outstanding as of December 31, 2019 and December 31, 2018, respectively	248	152
Additional paid-in capital	785,274	727,562
Accumulated other comprehensive loss	(116,934)	(118,710)
Retained earnings	213,102	81,849
Total stockholders' equity	881,690	690,853
Total liabilities and stockholders' equity	$ 2,683,019	$ 2,679,842